Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA

("Separate Account")

Supplement to:

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150

Prospectus Dated May 1, 2016

and Statement of Additional Information ("SAI")

Supplement Dated May 1, 2018

1.       The Death Benefits section of the prospectus is revised by replacing the table captioned "If death occurs before the Annuity Date" under the "Tables Illustrating Benefits Upon Death" with the following:

If death occurs before the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	the beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

2.       The Asset Allocation Program section of your prospectus and SAI is deleted and replaced with the following:

Asset Allocation Program

We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program consists of models that were developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services at no additional cost to the Policy Owners.

Ameritas Investment Corp. ("AIC"), an affiliate of ours, previously served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models terminated on August 1, 2016, and the models in the Program no longer undergo periodic updates.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program no longer undergo periodic updates (the models became "static"). Any investment advisory agreement you previously entered into with AIC terminated, and AIC no longer makes updates to the models. Policy Owners received notice of the termination of their investment advisory agreement and additional notice that the models were becoming static. The models will remain invested in accordance with the most recent model allocations. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You were not required to take any action to continue participating in a static model. You may allocate to a different static model or discontinue participating in static models.

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To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific Investment Option or model, or your decision to change to a different Investment Option.
▪	You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

The Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the static models will retain these descriptions.

  Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
  Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
  Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
  Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
  Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section above describes how changes to the Subaccounts' underlying portfolios will be addressed in the static models.

Potential Conflicts of Interest Relating to Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the Investment Options for such models. Such competing interests included the following: AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. The Calvert Funds were advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours prior to December 31, 2016, and certain of the Calvert Funds are subadvised by Ameritas Investment Partners, Inc. ("AIP") a current affiliate of ours. CIM was and AIP is compensated for administrative, advisory and sub-advisory services they provided or provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as Investment Options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged, thus, the percentages of your Policy value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

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3.       Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio*** – AIP**	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP** and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche International Growth VIP, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio – DFAL and DFAA	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,5)	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,5)	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.***
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,5)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio, Initial Class (2,5)	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (2,5)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,5)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,5)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (2,3,5)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,4,5)	Seeks a high level of current income. The fund may also seek capital appreciation.

Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FMR Investment Management (UK) Limited; (4) FIL Investment Advisors (UK) Limited; and

(5) other investment advisers serve as sub-advisers for the fund.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse Government Long Bond Strategy Fund	Seeks to provide total returns that inversely correlate, before fees and expenses, to the daily price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument.
Rydex Inverse NASDAQ-100® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the NASDAQ-100 Index® on a daily basis.
Rydex Inverse S&P 500® Strategy Fund***	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.***
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Rydex Russell® 2000 1.5x Strategy Fund	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
Vanguard® Variable Insurance Fund ****

The Vanguard Group, Inc. (1)
Wellington Management Company, LLP (2)
Barrow, Hanley, Mewhinney & Strauss, LLC (3)
Jackson Square Partners, LLC (4)
William Blair & Company, L.L.C. (5)
Schroder Investment Management

North America, Inc. (6)
Baillie Gifford Overseas Ltd. (7)
ArrowMark Colorado Holdings, LLC (8)

Vanguard® Balanced Portfolio (2)	Growth and Income.
Vanguard® Conservative Allocation Portfolio (1)	Current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.
Vanguard® International Portfolio (6,7)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® Real Estate Index Portfolio (1)	Index: High level of income and moderate long-term capital appreciation.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Current income while maintaining limited price volatility.
Vanguard® Small Company Growth Portfolio (1,8)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Income.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and the current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	"Standard & Poor's®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
****	Vanguard is a trademark of The Vanguard Group, Inc.

4.       Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2017.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

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